Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash paid during the fiscal year for:
Income taxes	$ 265,640,000	¥ 22,088,000,000	¥ 11,504,000,000	¥ 13,315,000,000
Interest	4,474,000	372,000,000	706,000,000	1,441,000,000
Non-cash investing and financing activities:
Capital leasing receivables				663,000,000
Capital lease obligations	12,291,000	1,022,000,000	602,000,000	762,000,000
Conversion of convertible debt into common stock				606,000,000
Change in common stock in connection with share exchange transaction	14,263,000	1,186,000,000
Change in treasury stock in connection with share exchange transaction	$ 36,103,000	¥ 3,002,000,000